497(e)
                                                                      333-141292

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 18, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR

o At Retirement(SM)                o EQUI-VEST(R) Strategies
o EQUI-VEST(R)                     o EQUI-VEST(R) Strategies (Series 901)
o EQUI-VEST(R) (Series 100-500)    o EQUI-VEST(R) TSA Advantage(SM)
o EQUI-VEST(R) (Series 201)        o EQUI-VEST(R) Employer-Sponsored
o EQUI-VEST(R) At Retirement(SM)     Retirement Programs
o EQUI-VEST(R) Express(SM)         o EQUI-VEST(R) TSA contracts (Series 100 and 200) offered to Employees
o EQUI-VEST(R) Vantage(SM)           of certain non-profit organizations within the State of Oregon
---------------------------------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST

  PORTFOLIO NAME CHANGES -- SEPTEMBER 4, 2009

  Effective on or about September 4, 2009, subject to regulatory approval, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed. Please note that certain of the following Portfolios and their corresponding investment options may not be available under certain contracts.


--------------------------------------------------------------------------------------
EXISTING PORTFOLIO NAME                            NEW PORTFOLIO NAME
--------------------------------------------------------------------------------------
EQ/AXA Franklin Income Core                        EQ/Franklin Core Balanced
--------------------------------------------------------------------------------------
EQ/AXA Franklin Templeton Founding Strategy Core   EQ/Franklin Templeton Allocation
--------------------------------------------------------------------------------------
EQ/AXA Mutual Shares Core                          EQ/Mutual Large Cap Equity
--------------------------------------------------------------------------------------
EQ/AXA Templeton Growth Core                       EQ/Templeton Global Equity
--------------------------------------------------------------------------------------

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
  At Retirement(SM), EQUI-VEST(R) Strategies, EQUI-VEST(R) At Retirement(SM),
            EQUI-VEST(R) Express(SM), EQUI-VEST(R) TSA Advantage(SM) and EQUI-VEST(R) Vantage(SM) are issued by and are service marks of
                                   AXA Equitable.
     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234



888-567 (7/09)

                                                      Catalog No. 142542 (7/09)
100-500, 201, 700, 701, 800, 801, 900, 901,                              x02794
Vantage, TSA Advantage, OR, Empl.Sp., EQ@Ret, @Ret
NB/IF (SAR)